RESEARCH AND DEVELOPMENT (Details) (USD $)	0 Months Ended	3 Months Ended
	Dec. 14, 2011	Jun. 30, 2012	Mar. 31, 2012
Long-term Purchase Commitment [Line Items]
Percent of agreed upon quantity of product that Guangzhou Health is obliged to purchase		130.00%
Disclosures about leases:
Hectares of land leased		10
Prepaid rent	$ 30,000	$ 14,384	$ 21,250
Security deposit	15,000	15,000	15,000
Payments for leased assets	45,000
Fiscal Year Ending March 31:
2013		30,000
2014		30,000
2015		30,000
2016		30,000
Total future minimum payments		120,000
Research and Development Arrangement [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount		275,000
Commitment amount, related expenses		274,002
Commitment amount, commission percentage		2.00%
Research and Development Arrangement, Addendum [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount		200,000
Research And Development Arrangement, Addendum Year One [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount		$ 100,000